AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.5%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	990,762	$10,967,738
(cost $10,111,760)

Short-Term Investment — 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $216,447)	216,447	216,447

TOTAL INVESTMENTS—97.4% (cost $10,328,207)(wa)		11,184,185

Other assets in excess of liabilities(z) — 2.6%		293,255

Net Assets — 100.0%		$11,477,440

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
108	10 Year U.S. Ultra Treasury Notes	Dec. 2025	$12,428,438	$114,972
Short Positions:
13	2 Year U.S. Treasury Notes	Dec. 2025	2,709,180	(217)
47	5 Year U.S. Treasury Notes	Dec. 2025	5,132,180	2,539
13	20 Year U.S. Treasury Bonds	Dec. 2025	1,515,719	(30,112)
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	840,437	(17,177)
				(44,967)
				$70,005
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1